COMPANY'S OPERATIONS - Investment remeasurement (Details) € in Thousands, R$ in Thousands	Jun. 24, 2021 EUR (€) shares	Jun. 24, 2021 BRL (R$)	Jun. 23, 2021 EUR (€)	May 17, 2021 EUR (€) shares	May 17, 2021 BRL (R$) shares	May 16, 2021	Jun. 30, 2021 BRL (R$)	Jun. 24, 2021 BRL (R$) shares	Jun. 23, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
COMPANY'S OPERATIONS
Investments							R$ 497,083			R$ 359,071
Spinnova OY
COMPANY'S OPERATIONS
Increase in investment in associate				€ 5,000	R$ 32,820
Proportion of ownership interest in associate	19.91%	19.91%	27.15%	27.15%	27.15%	23.44%
Number of associate's equity shares held by the Company | shares				9,808,530	9,808,530
Increase in goodwill					R$ 22,553
Gain on remeasurement of investment in associate	€ 19,495	R$ 115,562
Investments	€ 21,037		€ 1,541					R$ 124,696	R$ 9,134
Portion of gain recognized in Company's share of profit (loss) of associate		24,569
Effect of exchange rate variation on investment abroad		746
Portion of gain recognized directly in statement of income		90,992
Spinnova OY
COMPANY'S OPERATIONS
Number of shares issued | shares	13,140,605							13,140,605
Proceeds from issuance of shares	€ 100,000	R$ 587,560